Consolidated Statements of Cash Flows	12 Months Ended
	Dec. 31, 2022 CAD ($)	Dec. 31, 2021 CAD ($)
Operating activities
Net income (loss) for the year	$ (753,437)	$ 11,752,931
Adjustments to reconcile net income (loss) to net cash flows
Depreciation and amortization	4,853,009	5,057,117
Finance costs (note 9)	544,344	1,053,282
Share-based compensation (note 8(c))	5,850,615	4,132,017
Foreign exchange gain	(6,269,843)	(3,374,098)
Income tax expense (note 17)	962,167	1,150,917
Change in non-cash operating working capital
Accounts receivable	(2,819,245)	886,698
Prepaid expenses and other	125,610	(1,345,158)
Other assets	(248,285)	0
Accounts payable and accrued liabilities	1,930,673	1,620,836
Income taxes paid	(1,985,279)	(322,555)
Interest paid, net	(409,378)	(918,443)
Net cash flows from (used in) operating activities	1,780,951	19,693,544
Investing activities
Additions to property and equipment (note 3)	(91,382)	(393,859)
Additions to intangible assets (note 4)	(3,737,030)	(1,259,165)
Net cash flows from (used in) investing activities	(3,828,412)	(1,653,024)
Financing activities
Repayment of term loans principal (note 16)	(2,261,350)	(2,495,887)
Proceeds from international loans (note 16)	1,435,351	1,297,598
Repayment of international loans (note 16)	(1,885,662)	(2,395,741)
Repayment of leases	(2,516,967)	(3,360,075)
Net proceeds from equity financing (note 8)	0	63,955,491
Repurchase of shares for cancellation (note 8 (f))	(14,499,976)	0
Proceeds from the exercise of warrants	0	61,723
Proceeds from the exercise of stock options	374,037	1,072,089
Net cash flows from (used in) financing activities	(19,354,567)	58,135,198
Increase (decrease) in cash and cash equivalents	(21,402,028)	76,175,718
Impact of foreign exchange on cash and cash equivalents	5,133,949	3,394,789
Cash and cash equivalents – beginning of year	102,208,807	22,638,300
Cash and cash equivalents – end of year	85,940,728	102,208,807
Supplemental disclosure of non-cash transactions
Additions to property and equipment under leases	$ 4,956,952	$ 674,927